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                        PUTNAM HARTFORD ASSET MANAGER
                            SEPARATE ACCOUNT TEN
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-69439

      SUPPLEMENT DATED MARCH 24, 2006 TO THE PROSPECTUS DATED MAY 2, 2005

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              SUPPLEMENT DATED MARCH 24, 2006 TO YOUR PROSPECTUS

Effective on May 1, 2006, the Salomon Brothers Variable All Cap Fund will change its name to the Legg Mason Partners Variable All Cap Portfolio, the Salomon Brothers Variable High Yield Bond Fund will change its name to the Legg Mason Partners Variable High Yield Bond Portfolio, the Salomon Brothers Variable Investors Fund will change its name to the Legg Mason Partners Variable Investors Portfolio and the Salomon Brothers Variable Total Return Fund will change its name to the Legg Mason Partners Variable Total Return Portfolio.

Effective May 1, 2006, all references to the Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, the Salomon Brothers Variable Investors Fund and the Salomon Brothers Variable Total Return Fund in the prospectus are deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5965